Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Balance sheet items, except for equity accounts [Member]
Schedule of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2672	7.0999
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.215		6.9283